Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HUNTINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Huntington VA Income Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries Huntington VA Income Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to achieve current income and moderate appreciation of capital primarily through investment in income-producing equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows it DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 151% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	151.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expense Examples
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Advisor normally invests primarily in equity securities and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock. At least 65% of the Fund’s total assets will be invested in income-producing equity securities. The Advisor may invest in preferred stocks or corporate debt obligations convertible into common stock. As an additional income source, the Advisor also may invest in investment-grade corporate debt obligations. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment-grade, also known as “junk bonds” (securities rated below BBB by Standard & Poor’s or Baa by Moody’s).

In addition to evaluating the current yield of a security, the Advisor considers dividend growth to be an important factor in selecting investments for the Fund. The Advisor also selects securities which it believes will maintain or increase the Fund’s current income while maintaining a price/earnings ratio below the market.

		The Fund may actively trade its portfolio securities in an attempt to achieve its investment objective.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Equity Securities Risk. The price of equity securities in the Fund’s portfolio will fluctuate based on changes in a company’s financial condition and on market and economic conditions.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Investment Style Risk. The type of securities in which the Fund invests may underperform other assets or the overall market.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Non-Investment Grade Securities Risk. Fixed income securities rated below investment grade generally entail greater interest rate, liquidity and credit risks than investment grade securities.

Portfolio Turnover Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance).

		For more information, please see “Principal Fund Investment Strategies and Risks” in this prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods compared with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results.

		The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	This table compares the Fund’s average annual total returns for the period ended 12/31/13, to those of the Standard & Poor’s 500 Value Index (“S&P 500 VI”). The S&P 500 VI is a capitalization-weighted index comprised of the stocks in the S&P 500 having the lowest price to book ratios and consists of approximately half of the S&P 500 on a market capitalization basis. The S&P multifactor methodology is used to score constituents, which are weighted according to market cap and classified as value. The S&P 500 is a capitalization-weighted index comprised of 500 stocks and designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q3 2009 18.58% Worst Quarter Q4 2008 (19.96)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table (for the periods ended December 31, 2013
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Return before taxes is shown. This table compares the Fund’s average annual total returns for the period ended 12/31/13, to those of the Standard & Poor’s 500 Value Index (“S&P 500 VI”). The S&P 500 VI is a capitalization-weighted index comprised of the stocks in the S&P 500 having the lowest price to book ratios and consists of approximately half of the S&P 500 on a market capitalization basis. The S&P multifactor methodology is used to score constituents, which are weighted according to market cap and classified as value. The S&P 500 is a capitalization-weighted index comprised of 500 stocks and designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Huntington VA Income Equity Fund | Huntington VA Income Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[1]
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	$ 1,225
2004	rr_AnnualReturn2004	13.66%
2005	rr_AnnualReturn2005	2.98%
2006	rr_AnnualReturn2006	12.59%
2007	rr_AnnualReturn2007	0.94%
2008	rr_AnnualReturn2008	(37.83%)
2009	rr_AnnualReturn2009	21.61%
2010	rr_AnnualReturn2010	11.79%
2011	rr_AnnualReturn2011	7.06%
2012	rr_AnnualReturn2012	10.73%
2013	rr_AnnualReturn2013	23.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.96%)
1 Year	rr_AverageAnnualReturnYear01	23.81%
5 Years	rr_AverageAnnualReturnYear05	14.82%
10 Years	rr_AverageAnnualReturnYear10	5.14%
Huntington VA Income Equity Fund | Standard & Poor's 500 Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.00%
5 Years	rr_AverageAnnualReturnYear05	16.61%
10 Years	rr_AverageAnnualReturnYear10	7.05%
Huntington VA Income Equity Fund | Standard & Poor's 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.39%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	7.41%

[1]	Huntington Asset Advisors, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00% of the Fund's daily net assets through April 30, 2015. This arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees.